                        WILLIAMS CAPITAL MANAGEMENT TRUST

                        SUPPLEMENT DATED FEBRUARY 5, 2003
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 15, 2003

                       WILLIAMS CAPITAL LIQUID ASSETS FUND

The following disclosure replaces the similar disclosure located in the section of the Statement of Additional Information entitled "MANAGEMENT OF THE FUND - BOARD OF TRUSTEES."

                                   POSITION(S)   TERM OF OFFICE                                NUMBER OF FUNDS IN    OTHER
                                   HELD WITH     AND LENGTH OF     PRINCIPAL OCCUPATION        FUND COMPLEX          DIRECTORSHIPS
NAME, ADDRESS, AND AGE             FUND          TIME SERVED       DURING PAST FIVE YEARS      OVERSEEN BY TRUSTEE   HELD BY TRUSTEE
Dail St. Claire (42)*              Trustee,      Term:             Managing Director of         1                    None
Williams Capital Management, LLC   President     Indefinite        Williams Capital
650 Fifth Avenue                   and           Elected:          Management, LLC (2002 to
11th Floor                         Secretary     December 2002     present); First Vice
New York, NY 10019                 of the Fund                     President of Amalgamated
                                                                   Bank (2000 to 2001);
                                                                   Principal and Portfolio
                                                                   Manager for Utendahl
                                                                   Capital Management, L.P.
                                                                   (1993 to 2000); and
                                                                   Senior Investment Officer
                                                                   for the New York City
                                                                   Comptroller's Office
                                                                   (1989 to 1993).